Goodwill and other intangible assets - Schedule of Goodwill and Other Intangible Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	£ 5,837
At 31 December	5,804	£ 5,837
Carrying value £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	11,548	10,041
Additions	1,246	1,798
Exchange and other adjustments	(5)	1
Disposals and write-offs	(208)	(292)
At 31 December	12,581	11,548
Accumulated impairment
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	(5,711)	(4,917)
Exchange and other adjustments	11	0
Disposals and write-offs	200	292
Charge for the year	1,277	1,086
At 31 December	(6,777)	(5,711)
Goodwill £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	613
At 31 December	613	613
Goodwill £m | Carrying value £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	957	814
Additions	0	143
Exchange and other adjustments	0	0
Disposals and write-offs	0	0
At 31 December	957	957
Goodwill £m | Accumulated impairment
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	(344)	(344)
Exchange and other adjustments	0	0
Disposals and write-offs	0	0
Charge for the year	0	0
At 31 December	(344)	(344)
Brands £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	381
At 31 December	381	381
Brands £m | Carrying value £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	585	584
Additions	0	1
Exchange and other adjustments	0	0
Disposals and write-offs	0	0
At 31 December	585	585
Brands £m | Accumulated impairment
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	(204)	(204)
Exchange and other adjustments	0	0
Disposals and write-offs	0	0
Charge for the year	0	0
At 31 December	(204)	(204)
Purchased credit card relationships £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	240
At 31 December	170	240
Purchased credit card relationships £m | Carrying value £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	1,002	1,002
Additions	0	0
Exchange and other adjustments	0	0
Disposals and write-offs	0	0
At 31 December	1,002	1,002
Purchased credit card relationships £m | Accumulated impairment
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	(762)	(692)
Exchange and other adjustments	0	0
Disposals and write-offs	0	0
Charge for the year	70	70
At 31 December	(832)	(762)
Customer- related intangibles £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	171
At 31 December	161	171
Customer- related intangibles £m | Carrying value £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	230	50
Additions	0	180
Exchange and other adjustments	0	0
Disposals and write-offs	0	0
At 31 December	230	230
Customer- related intangibles £m | Accumulated impairment
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	(59)	(50)
Exchange and other adjustments	0	0
Disposals and write-offs	0	0
Charge for the year	10	9
At 31 December	(69)	(59)
Capitalised software enhancements £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	4,432
At 31 December	4,479	4,432
Capitalised software enhancements £m | Carrying value £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	8,774	7,591
Additions	1,246	1,474
Exchange and other adjustments	(5)	1
Disposals and write-offs	(208)	(292)
At 31 December	9,807	8,774
Capitalised software enhancements £m | Accumulated impairment
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	(4,342)	(3,627)
Exchange and other adjustments	11	0
Disposals and write-offs	200	292
Charge for the year	1,197	1,007
At 31 December	(5,328)	(4,342)
Core deposit intangibles
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	0
At 31 December		0
Core deposit intangibles | Carrying value £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	2,770
At 31 December	2,770	2,770
Core deposit intangibles | Accumulated impairment
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	(2,770)
At 31 December	£ (2,770)	£ (2,770)